March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.17%, 05/15/37(a)(b)	$1,000	$ 1,003,608
Golub Capital Partners CLO Ltd.(a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 9.80%, 04/25/36	1,000	1,005,172
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.50%, 07/25/37	1,000	1,008,442
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.65%, 07/25/37(a)(b)	1,000	1,005,995
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.74%, 04/20/37(a)(b)	1,670	1,677,510
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 9.29%, 04/20/36(a)(b)	1,000	1,005,014
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 9.74%, 04/20/36(a)(b)	1,000	1,004,545
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.54%, 04/20/37(a)(b)	1,000	1,007,020
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 9.50%, 04/24/36	1,000	1,004,749
Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38	1,000	997,851
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.44%, 04/20/36(a)(b)	1,000	1,004,264
Total Asset-Backed Securities — 2.7% (Cost: $11,670,000)		11,724,170

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	991	16,351
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $78,486)(c)(d)	6,247	474,772
Financial Services — 0.3%
Aimbridge Acquisition Co., Inc.(c)(e)	15,800	1,050,695
NMG Parent LLC	3,613	388,057
		1,438,752
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,472	2,944
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $380,052)(c)(d)	12,236	129,494
Industrial Conglomerates — 0.0%
SVP SINGER(c)(e)	17,689	84,023
IT Services — 0.2%
Travelport Finance Luxembourg SARL(c)(e)	267	749,146
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2 (f)	6
Security	Shares	Value
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp.(c)(e)	23,534	$ 235,344
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC(e)	14,441	361,025
Total Common Stocks — 0.8% (Cost: $5,684,463)		3,491,857

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26(c)(e)(g)	$1,013	—
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	51	50,692
WR Grace Holdings LLC, 5.63%, 08/15/29	388	333,915
		384,607
Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	249	237,547
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)	138	137,965
Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	524	584,385
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(g)(h)	335	102,025
Zayo Group Holdings, Inc., 6.13%, 03/01/28	251	208,769
		895,179
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/21(c)(e)(g)	1,710	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	390	358,462
Odeon Finco PLC, 12.75%, 11/01/27	607	634,388
		992,850
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)	443	481,524
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	441	381,287
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	357	355,579
Machinery(b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	336	336,624
Vertiv Group Corp., 4.13%, 11/15/28	901	838,296
		1,174,920
Media(b) — 0.2%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26	573	490,265
Sinclair Television Group, Inc., 8.13%, 02/15/33	236	232,881
		723,146

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	$465	$ 514,870
Software(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30	685	642,538
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	191	167,578
Ellucian Holdings, Inc., 6.50%, 12/01/29	324	318,631
		1,128,747
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(e)	303	64,778
Total Corporate Bonds — 1.7% (Cost: $7,767,256)		7,472,999
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	58	34,657
Internet Software & Services — 0.1%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(e)	400	397,000
IT Services — 0.4%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(e)	1,710	1,699,312
Software — 0.2%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	1,086	1,068,353
Total Fixed Rate Loan Interests — 0.7% (Cost: $3,253,762)		3,199,322
Floating Rate Loan Interests(a)
Advertising Agencies — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	716	710,572
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31	405	403,270
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	243	241,860
		1,355,702
Aerospace & Defense — 2.9%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30	1,215	1,204,611
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29	1,100	1,095,027
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	2,067	2,059,952
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	786	783,450
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32	553	548,852
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32	586	578,009
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.60%), 9.92%, 04/09/26	745	741,375
Security	Par (000)	Value
Aerospace & Defense (continued)
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29	$215	$ 214,669
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	318	315,183
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	4,400	4,372,237
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	900	895,153
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	117	116,555
		12,925,073
Air Freight & Logistics — 0.1%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	241	237,620
Automobile Components — 1.4%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30	3,191	3,143,472
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32	1,297	1,275,924
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32	101	100,116
RealTruck Group, Inc., 2023 Incremental Term Loan, (1- mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28	403	394,040
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28	1,128	1,096,134
		6,009,686
Banks — 0.4%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28	1,816	1,800,557
Beverages — 0.5%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30	1,362	299,151
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29	2,274	1,161,929
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	918	913,080
		2,374,160
Building Materials — 3.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28	468	306,443
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(e)	867	866,827
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.67%, 11/03/28	3,032	3,000,936
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.82%, 10/02/28	826	813,537
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31	1,654	1,636,855
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	2,129	2,106,088
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29	$827	$ 792,717
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	1,247	1,163,493
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27	517	516,402
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29	764	755,608
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32	1,667	1,646,579
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(e)	356	353,003
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28	531	530,388
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	2,743	2,603,476
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28	111	111,006
		17,203,358
Building Products — 1.6%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28	1,429	1,426,561
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31	2,304	2,089,035
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	526	520,309
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30	276	275,511
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29	2,845	2,753,881
		7,065,297
Capital Markets — 3.1%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30	602	595,977
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31	1,262	1,260,199
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31	791	784,577
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31	1,451	1,435,126
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	2,535	2,399,708
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	963	918,051
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28	817	813,393
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29	605	605,748
Security	Par (000)	Value
Capital Markets (continued)
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31	$1,419	$ 1,403,646
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	219	215,375
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31	1,556	1,536,759
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	689	686,398
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28	1,161	1,151,444
		13,806,401
Chemicals — 4.6%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	1,244	1,241,871
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/18/28	1,137	1,131,950
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30	2,054	2,036,840
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29	163	161,800
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31	1,695	1,665,856
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 12/18/30	1,570	1,565,509
Fortis 333, Inc., USD Term Loan B, 02/06/32(e)(i)	493	488,686
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30	288	287,180
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	1,224	1,123,478
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30	669	641,932
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(e)	546	510,510
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(e)	877	874,611
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28	2,191	2,174,846
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28	1,224	1,219,997
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26	1,730	1,504,972
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26	195	200,918
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	536	534,660

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	$1,633	$ 1,618,679
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28	1,377	1,361,695
		20,345,990
Commercial Services & Supplies — 9.3%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29	1,969	1,967,182
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28	1,952	1,949,895
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	4,111	4,104,153
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29	1,844	1,836,579
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	644	627,444
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	2,938	2,928,707
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28	1,396	1,393,369
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31	2,267	2,234,393
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29	1,298	1,164,603
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28	1,000	997,956
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31	3,072	3,060,177
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	455	453,078
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29	1,126	1,124,155
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(e)	367	365,778
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.29%, 07/31/30	460	384,614
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29	1,095	1,090,140
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31	445	442,223
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28	973	746,899
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28	190	146,204
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.82%, 03/06/28	767	318,149
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30	869	866,979
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.30%, 08/11/28	$218	$ 215,737
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	2,641	2,621,446
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30	592	587,591
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31	567	566,110
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	734	730,791
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/07/32	399	393,797
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31	528	520,946
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30	81	80,876
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	1,466	1,462,356
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29	1,809	1,085,404
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/02/27	610	572,702
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.30%, 11/30/30	496	492,448
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	1,430	1,423,267
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	671	316,413
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31	1,843	1,813,580
		41,086,141
Construction & Engineering — 2.3%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31	2,010	1,992,735
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31	752	750,355
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30	3,561	3,361,473
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	1,367	1,357,833
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31	1,908	1,894,899
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31	298	296,141
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31	201	199,326
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28	362	358,127
		10,210,889
Consumer Finance — 2.9%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	3,339	3,312,558
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Citrin Cooperman Advisors LLC(i)
2025 Delayed Draw Term Loan, 03/06/32	$45	$ 44,618
2025 Term Loan B, 03/06/32	697	691,571
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28	2,505	2,496,321
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31	1,744	1,730,432
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	1,813	1,806,488
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	1,825	1,818,861
WEX, Inc.
2024 Term Loan B2, 03/31/28(i)	315	313,031
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32	405	400,950
		12,614,830
Containers & Packaging — 2.2%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30	3,238	3,231,436
Clydesdale Acquisition Holdings, Inc.(i)
2025 Delayed Draw Term Loan, 03/26/32	19	19,116
2025 Term Loan B, 03/26/32	1,100	1,093,435
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28	1,568	1,295,164
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	1,329	1,323,144
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26	661	659,816
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.44%, 07/31/26	685	684,259
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	1,266	1,221,117
		9,527,487
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	1,516	1,514,107
Diversified Telecommunication Services — 2.9%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(e)	1,518	1,381,559
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	1,380	1,378,178
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29	850	744,500
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30	644	632,892
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(i)	2,705	2,668,645
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29	$735	$ 705,802
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	752	720,448
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	5,045	4,685,504
		12,917,528
Electric Utilities — 2.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30	1,807	1,800,693
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	688	685,296
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27	994	991,330
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31	346	345,675
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31	1,518	1,514,070
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28	1,045	1,045,970
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31	606	604,636
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31	836	834,882
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30	1,244	1,239,156
		9,061,708
Electronic Equipment, Instruments & Components — 0.7%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31	441	440,119
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29	1,695	1,690,920
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	983	977,347
		3,108,386
Entertainment — 6.7%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28	1,315	1,166,909
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31	2,845	2,821,787
Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30	1,023	1,014,871
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	594	589,696
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	1,664	1,658,993
2024 Term Loan B2, 09/30/31(i)	834	831,301

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/04/32	$833	$ 827,277
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30	1,054	1,051,053
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32	3,040	3,034,315
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	3,514	3,490,301
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29	767	754,669
Herschend Entertainment Co. LLC, 2021 Term Loan, (1- mo. CME Term SOFR + 3.00%), 7.32%, 08/27/28	147	146,611
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29	1,119	1,114,607
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26	1,570	1,564,900
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	1,189	1,139,998
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(e)	702	697,201
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29	1,449	1,446,943
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29	411	408,252
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31	540	535,703
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31	334	333,135
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31	1,974	1,967,874
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31	2,970	2,958,037
		29,554,433
Environmental, Maintenance & Security Service — 3.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(e)	736	734,854
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28	1,013	1,019,478
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28	3,479	3,472,300
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32	1,912	1,890,968
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30	681	679,853
Madison IAQ LLC
2025 Term Loan B, 03/28/32(e)(i)	1,366	1,352,340
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	3,635	3,588,540
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28	889	510,164
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	$1,112	$ 1,108,289
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28	868	865,252
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28	48	47,638
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28	85	85,360
		15,355,036
Financial Services — 0.2%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	332	330,549
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	670	671,796
		1,002,345
Food Products — 2.9%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30	1,125	1,123,548
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27	4,048	4,044,100
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31	3,852	3,823,323
H-Food Holdings LLC, 2018 Term Loan B, 05/23/25(e)(i)	160	160,050
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	992	988,464
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31	624	625,934
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28	810	814,636
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32	1,448	1,442,124
		13,022,179
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	3,205	3,173,263
Health Care Equipment & Supplies — 2.8%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27	119	118,558
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28	930	925,777
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	2,225	2,216,244
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28	6,857	6,841,022
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	2,194	2,185,747
		12,287,348
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services — 2.8%
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(e)	$368	$ 367,157
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28	2,161	2,155,223
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(h)	944	735,477
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 08/31/28	628	636,500
2024 Third Out Term Loan C, 11/30/28(c)(e)(g)(i)	46	10,656
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 07/01/30	112	104,632
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	566	567,776
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28	891	568,391
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29	611	305,500
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(e)(i)	1,670	1,661,650
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28	2,883	2,874,712
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27	285	281,955
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	1,036	988,010
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30	1,172	1,169,801
		12,427,440
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30	485	484,186
Hotels, Restaurants & Leisure — 5.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30	2,071	2,048,214
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30	181	176,187
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30	204	201,643
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30	910	909,131
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27	623	621,290
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30	1,589	1,565,710
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(e)	345	293,625
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29	$4,362	$ 4,290,250
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29	3,131	3,127,041
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30	767	765,911
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27	1,888	1,875,181
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/05/29	468	467,211
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	185	177,119
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	105	100,781
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28	52	50,101
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	881	858,688
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	257	249,331
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31	1,952	1,940,078
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28	3,029	3,014,215
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30	1,350	1,348,804
		24,080,511
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	1,815	1,796,087
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	2,484	2,366,741
Somnigroup International, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/24/31	506	504,994
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	770	629,457
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29	80	80,267
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27	1,447	1,398,115
		6,775,661
Household Products — 0.3%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	1,164	1,164,884
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29(e)	226	187,658

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 10.1%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31	$7,583	$ 7,531,527
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32	2,526	2,503,469
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31	2,425	2,398,932
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31	1,797	1,772,291
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31	2,237	2,238,162
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26	220	219,408
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28	1,117	1,054,525
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29	1,066	984,888
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 07/31/27	238	235,447
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28	1,635	1,618,707
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31	1,699	1,692,743
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30	5,194	5,168,088
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31	1,740	1,726,191
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30	1,128	1,112,496
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31	1,739	1,731,281
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31	4,281	4,264,949
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	2,069	2,053,226
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	529	533,116
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	1,722	1,703,611
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	4,013	3,971,258
		44,514,315
Interactive Media & Services — 0.9%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	1,093	1,033,576
Security	Par (000)	Value
Interactive Media & Services (continued)
MH Sub I LLC (continued)
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31	$740	$ 676,650
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	2,096	2,090,760
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28	231	231,373
		4,032,359
Internet Software & Services — 3.3%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32	1,255	1,246,388
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/12/29	2,729	2,712,742
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31	1,435	1,426,405
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29	1,657	1,647,488
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 02/03/29	921	905,246
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28	2,976	2,963,508
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(e)	3,873	3,853,429
		14,755,206
IT Services — 3.7%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31	1,473	1,421,742
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31	4,214	4,161,325
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31	579	577,283
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32	2,415	2,404,446
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28	545	491,568
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28	659	333,673
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28	210	212,387
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%), 5.79%, 07/27/28(c)(g)	1,062	289,320
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	2,536	2,415,941
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29	407	302,557
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28	1,617	1,436,718
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28	2,164	2,145,241
		16,192,201
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 4.6%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28	$2,256	$ 2,241,589
2025 Term Loan, 06/24/30(i)	755	750,093
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.81%, 03/15/30	549	548,314
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(e)	309	308,046
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31	323	323,375
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29	4,109	4,085,490
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31	550	549,080
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29	1,633	1,627,854
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(i)	2,359	2,351,003
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30	3,875	3,861,778
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	2,477	2,469,265
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31	1,270	1,257,401
		20,373,288
Media — 2.3%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30	1,378	1,370,101
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31	873	869,332
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	1,767	1,657,675
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27	299	299,324
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	238	230,013
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28	619	618,990
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.82%, 08/19/26	162	148,594
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(h)	768	712,338
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26	2,502	2,136,618
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 01/31/28	988	960,090
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28	1,187	1,155,568
		10,158,643
Security	Par (000)	Value
Metals & Mining — 0.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/13/29	$257	$ 257,373
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	289	287,827
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32	2,119	2,116,351
		2,661,551
Oil, Gas & Consumable Fuels — 2.2%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30	340	339,470
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28	327	327,123
Freeport LNG Investments LLLP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28	2,755	2,715,918
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30	275	273,847
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30	673	671,317
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(i)	510	508,409
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29	260	259,906
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.19%, 01/31/28	625	624,819
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(e)	301	257,166
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31	638	634,177
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(e)	172	170,712
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	3,023	3,018,089
		9,800,953
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27	2,034	2,030,245
Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28	823	812,185
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	1,828	1,803,560
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27	266	263,722
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	1,604	1,578,540
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28	1,268	1,246,358
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29	671	648,238
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31	1,181	1,176,760
		7,529,363

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 2.6%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(i)	$1,685	$ 1,617,600
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28	1,167	1,185,075
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27	992	990,070
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	974	971,479
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	2,031	1,900,862
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/05/28	1,765	1,764,002
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/27/28	795	797,056
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(e)	955	941,025
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29	659	656,715
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	141	141,462
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31	364	363,145
		11,328,491
Real Estate Management & Development — 0.5%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.94%, 06/04/29	471	453,345
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	1,365	1,336,399
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30	635	633,455
		2,423,199
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29	730	728,869
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	1,277	1,274,567
		2,003,436
Software — 16.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31	3,448	3,445,054
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29	3,402	3,354,453
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31	784	779,324
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29	991	854,374
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31	1,201	1,196,280
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31	2,091	2,052,149
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	644	639,849
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/23/32	2,521	2,514,823
Security	Par (000)	Value
Software (continued)
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	$2,833	$ 2,424,474
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(e)(i)	303	301,485
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29	3,965	3,924,301
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	2,863	2,832,226
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29	605	575,004
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	1,811	1,783,543
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	1,958	1,914,208
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(e)	1,857	1,847,706
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31	720	690,639
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	4,713	4,700,031
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29	2,387	2,380,940
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32	519	525,918
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31	2,519	2,510,234
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28	454	451,098
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(i)	205	202,796
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32	4,924	4,865,570
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28	3,000	2,995,805
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31	2,046	2,019,861
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/17/32	458	444,947
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31	675	652,665
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	237	234,362
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	1,277	1,263,164
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31	760	757,890
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28	2,364	2,259,021
Project Alpha Intermediate Holding, Inc.(i)
2024 1st Lien Term Loan B, 10/28/30	313	312,506
2024 Add-on Term Loan B, 10/28/30	254	253,258
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31	1,354	1,345,072
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(e)	1,777	1,763,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28	$1,809	$ 1,783,437
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28	577	572,029
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31	2,693	2,689,545
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31	3,467	3,457,806
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31	2,241	2,237,901
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29	481	478,506
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31	1,667	1,661,089
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 09/28/29	233	230,970
		74,180,306
Specialty Retail — 0.6%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31	772	765,888
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28	936	919,136
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28	424	408,920
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28	498	462,126
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.31%, 12/21/27	374	192,337
		2,748,407
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	3,379	2,011,458
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	689	410,270
		2,421,728
Textiles, Apparel & Luxury Goods — 0.6%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28	1,403	1,387,356
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32	865	854,551
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(e)	518	516,403
		2,758,310
Trading Companies & Distributors — 2.5%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31	1,605	1,601,758
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	3,453	3,444,287
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Core & Main LP (continued)
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	$783	$ 779,189
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(e)	1,143	1,136,097
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.07%, 06/04/31	1,698	1,679,310
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27	998	835,074
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	1,564	1,536,738
		11,012,453
Transportation Infrastructure — 0.3%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26	827	823,474
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29	968	382,245
		1,205,719
Wireless Telecommunication Services — 0.9%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28	2,263	2,024,126
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28	921	860,506
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28	509	439,371
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30	407	369,715
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29	430	400,270
		4,093,988
Total Floating Rate Loan Interests — 124.1% (Cost: $560,875,253)		548,904,025

	Shares
Investment Companies
Equity Funds — 0.6%
Hearthside Equity	9,223	105,509
SPDR Blackstone Senior Loan ETF	60,000	2,467,800
		2,573,309
Fixed Income Funds — 3.5%
Invesco Senior Loan ETF	534,300	11,060,010
iShares 0-5 Year High Yield Corporate Bond ETF(j)	5,000	212,600
iShares iBoxx $ High Yield Corporate Bond ETF(j)	52,000	4,102,280
		15,374,890
Total Investment Companies — 4.1% (Cost: $18,056,419)		17,948,199

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Benefical Interest (000)	Value
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(k)	$1,607	$ —
Industrial Conglomerates — 0.0%
Millennium Corp.(e)(k)	1,508	—
Total Other Interests — 0.0% (Cost: $ — )		—

	Shares
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	76,113
IT Services — 0.0%
Veritas Kapital Assurance PLC
Series G	1,814	41,709
Series G-1	1,252	28,800
		70,509
		146,622
Total Preferred Securities — 0.0% (Cost: $301,719)		146,622
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,895	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 134.1% (Cost: $607,608,872)		592,887,194
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(j)(l)	462,047	$ 462,047
Total Short-Term Securities — 0.1% (Cost: $462,047)		462,047
Total Investments — 134.2% (Cost: $608,070,919)		593,349,241
Liabilities in Excess of Other Assets — (34.2)%		(151,197,079)
Net Assets — 100.0%		$ 442,152,162

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $604,266, representing 0.1% of its net assets as of period end, and an original cost of $458,538.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than 1,000.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 462,047 (a)	$ —	$ —	$ —	$ 462,047	462,047	$ 2,577	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	(450)	212,600	5,000	2,557	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,089,800	—	—	—	12,480	4,102,280	52,000	38,193	—
				$ —	$ 12,030	$ 4,776,927		$ 43,327	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,724,170	$ —	$ 11,724,170
Common Stocks
Construction & Engineering	—	16,351	—	16,351
Entertainment	—	474,772	—	474,772
Financial Services	—	388,057	1,050,695	1,438,752
Ground Transportation	—	2,944	—	2,944
Health Care Providers & Services	—	129,494	—	129,494
Industrial Conglomerates	—	—	84,023	84,023
IT Services	—	—	749,146	749,146
Semiconductors & Semiconductor Equipment	6	—	—	6
Trading Companies & Distributors	—	—	235,344	235,344
Transportation Infrastructure	—	—	361,025	361,025
Corporate Bonds	—	7,408,221	64,778	7,472,999
Fixed Rate Loan Interests	—	1,103,010	2,096,312	3,199,322
Floating Rate Loan Interests	—	527,501,798	21,402,227	548,904,025
Investment Companies
Equity Funds	2,467,800	105,509	—	2,573,309
Fixed Income Funds	15,374,890	—	—	15,374,890
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	146,622	—	146,622
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	462,047	—	—	462,047
Unfunded Floating Rate Loan Interests(a)	—	320	—	320
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,231)	—	(1,231)
	$18,304,743	$549,000,037	$26,043,550	$593,348,330

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 1,568,487	$ —	2,483,480	$ 22,840,992	$ —	$ 61,312	$ 26,954,271
Transfers into Level 3	—	—	—	6,915,471	—	—	6,915,471
Transfers out of Level 3	(462,278)	—	—	(11,541,927)	—	(61,312)	(12,065,517)
Accrued discounts/premiums	—	491	574	3,907	—	—	4,972
Net realized gain (loss)	—	—	6,459	(41)	—	—	6,418
Net change in unrealized appreciation (depreciation)(a)	(494,743)	(88,270)	(6,613)	(158,098)	—	—	(747,725)
Purchases	1,868,767	152,557	400,000	10,079,136	—	—	12,500,460
Sales	—	—	(787,588)	(6,737,213)	—	—	(7,524,801)
Closing balance, as of March 31, 2025	$ 2,480,233	$ 64,778	2,096,312	$ 21,402,227	$ —	$ —	$ 26,043,550
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (494,743)	$ (88,270)	(13,688)	$ (105,786)	$ —	$ —	$ (702,487)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
Schedule of Investments